                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one):
                    [_] is a restatement.
                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           ALPS Advisors, Inc.
Address:        1290 Broadway, Suite 1100
                Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Bradley J. Swenson
Title:          Chief Compliance Officer
Phone:          303-623-2577

Signature, Place, and Date of Signing:

/s/ Bradley J. Swenson              Denver, Colorado          August 12, 2011
------------------------            ----------------          ----------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name
--------------------                   -------------------------------------
28-05690                               Matrix Asset Advisors, Inc.
28-06683                               TCW Investment Management Co.
28-03579                               Schneider Capital Management Corp.
28-04129                               M.A. Weatherbie and Co., Inc.
28-03791                               Pzena Investment Management
28-12592                               The Bank of New York Mellon
28-04557                               Wellington Management Company, LLP
28-13552                               Arrow Investment Advisors, LLC
28-05923                               Cornerstone Capital Management, Inc.
028-10679                              Clough Capital Partners LP
028-10917                              Jefferies Group, Inc.
028-11239                              Jefferies Asset Management, LLC
028-13577                              RiverFront Investment Group
028-14056                              Red Rocks Capital LLC

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $587,931.64

(thousands)

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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
                                                             SHARES                                        VOTING AUTHORITY
                                                 VALUE       OR PRN     SH/  PUT/  INVESTMENT  OTHER   -------------------------
NAME OF ISSUER       TITLE OF CLASS    CUSIP   (X$1,000)     AMOUNT     PRN  CALL  DISCRETION MANAGERS     SOLE      SHARED NONE
--------------       --------------  --------- ---------- ------------- ---  ----  ---------- -------- ------------- ------ ----
NEW ORIENTAL
  EDUCATION & TECHN  Common Stock    647581107   3,441.12     30,749.00 SH         DEFINED                 30,749.00
LAN AIRLINES SA ADR  Common Stock    501723100   3,958.71    140,679.00 SH         DEFINED                140,679.00
CENTRAIS ELETRICAS
  BRASILEIRAS SA ADR Common Stock    15234Q207     173.33     12,916.00 SH         DEFINED                 12,916.00
TELE NORTE LESTE
  PARTICIPACOES SA
  ADR                Common Stock    879246106     181.76     11,895.00 SH         DEFINED                 11,895.00
VIMPELCOM LTD - ADR  Common Stock    92719A106     133.61     10,398.00 SH         DEFINED                 10,398.00
WIPRO LTD ADR        Common Stock    97651M109     180.43     13,638.00 SH         DEFINED                 13,638.00
CIA DE BEBIDAS DAS
  AMERICAS ADR       Common Stock    20441W203  23,308.54    696,609.00 SH         DEFINED                696,609.00
BANCO BRADESCO SA
  ADR                Common Stock    059460303   1,494.67     73,304.00 SH         DEFINED                 73,304.00
BRF - BRASIL FOODS
  SA ADR             Common Stock    10552T107  10,458.22    608,390.00 SH         DEFINED                608,390.00
CIA BRASILEIRA DE
  DISTRIBUICAO
  GRUPO PAO DE
  ACUCAR             Common Stock    20440T201   5,708.15    123,553.00 SH         DEFINED                123,553.00
CIA ENERGETICA DE
  MINAS GERAIS - ADR Common Stock    204409601     315.47     15,344.00 SH         DEFINED                 15,344.00
CTRIP.COM
  INTERNATIONAL LTD  Common Stock    22943F100   6,012.77    142,449.00 SH         DEFINED                142,449.00
ENERSIS SA ADR       Common Stock    29274F104     257.17     11,104.00 SH         DEFINED                 11,104.00
GERDAU SA            Common Stock    373737105   1,170.95    112,808.00 SH         DEFINED                112,808.00
ICICI BANK LTD ADR   Common Stock    45104G104     773.04     15,757.00 SH         DEFINED                 15,757.00
INFOSYS LTD          Common Stock    456788108   1,276.52     19,794.00 SH         DEFINED                 19,794.00
ITAU UNIBANCO
  HOLDING SA ADR     Common Stock    465562106   2,333.19     99,624.00 SH         DEFINED                 99,624.00
MOBILE TELESYSTEMS
  -SP ADR            Common Stock    607409109     257.22     13,531.00 SH         DEFINED                 13,531.00
PETROLEO BRASILEIRO
  SA - ADR           Common Stock    71654V408   2,682.04     80,663.00 SH         DEFINED                 80,663.00
CIA SIDERURGICA
  NACIONAL           Common Stock    20440W105   1,361.92    108,693.00 SH         DEFINED                108,693.00
TATA MOTORS LTD ADR  Common Stock    876568502     245.12     10,997.00 SH         DEFINED                 10,997.00
ULTRAPAR
  PARTICIPACOES SA
  ADR                Common Stock    90400P101     270.44     15,125.00 SH         DEFINED                 15,125.00
VALE SA - ADR        Common Stock    91912E105   3,955.85    125,304.00 SH         DEFINED                125,304.00
HAVELLS INDIA LTD    Common Stock    6709776       844.53     97,093.00 SH         DEFINED                 97,093.00
CEMEX SA NEW - ADR
  - CPO              Common Stock    151290889     119.72     13,872.00 SH         DEFINED                 13,872.00
STERLITE INDUSTRIES
  INDIA              Common Stock    859737207   2,395.87    158,877.00 SH         DEFINED                158,877.00
SUNTECH POWER
  HOLDINGS ADR       Common Stock    86800C104     175.35     22,714.00 SH         DEFINED                 22,714.00
ECOPETROL
  SA-SPONSORED ADR   Common Stock    279158109     685.36     15,730.00 SH         DEFINED                 15,730.00
BAIDU.COM            Common Stock    056752108     621.59      4,518.00 SH         DEFINED                  4,518.00
EMPRESA NACIONAL DE
  ELECTRICIDAD
  SA/CHILE ADR       Common Stock    29244T101     272.65      4,796.00 SH         DEFINED                  4,796.00
DR REDDY'S
  LABORATORIES LTD
  ADR                Common Stock    256135203     269.83      7,756.00 SH         DEFINED                  7,756.00
SINA CORP            Common Stock    G81477104     281.36      2,801.00 SH         DEFINED                  2,801.00
TELECOMUNICACOES DE
  SAO PAULO ADR      Common Stock    87929A102     245.49      8,518.00 SH         DEFINED                  8,518.00
AMERICA MOVIL -
  SERIES L           Common Stock    02364W105     209.87      3,914.00 SH         DEFINED                  3,914.00
VALE SA ADR          Common Stock    91912E204     214.35      7,466.00 SH         DEFINED                  7,466.00
HDFC BANK LTD ADR    Common Stock    40415F101     276.92      1,609.00 SH         DEFINED                  1,609.00
iPath Dow Jones AIG
  Dow Jones
  Commodity Total    ETF             06738C778  15,702.42    332,467.00 SH         DEFINED                332,467.00
iShs Barclays TIPS
  ETF Total          ETF             464287176  18,918.67    170,993.00 SH         DEFINED                170,993.00
iShs Interm Credit
  ETF Total          ETF             464288638  17,375.09    162,992.00 SH         DEFINED                162,992.00
iShs MSCI EAFE SC
  ETF Total          ETF             464288273  14,924.30    342,065.00 SH         DEFINED                342,065.00
iShs S&P 500 Index
  ETF Total          ETF             464287200 100,605.96    759,749.00 SH         DEFINED                759,749.00
iShs S&P MidCap 400
  ETF Total          ETF             464287507  49,857.29    510,310.00 SH         DEFINED                510,310.00
SPDR BC HY Bond ETF
  Total              ETF             78464A417  12,568.55    312,495.00 SH         DEFINED                312,495.00
Vgrd MSCI EAFE ETF
  Total              ETF             921943858  51,836.21  1,361,245.00 SH         DEFINED              1,361,245.00
Vgrd MSCI Emerge
  Mkt ETF Total      ETF             922042858  20,294.28    417,406.00 SH         DEFINED                417,406.00
Vgrd REIT ETF Total  ETF             922908553   8,072.57    134,319.00 SH         DEFINED                134,319.00
Vgrd Short-Term
  Bond ETF Total     ETF             921937827  45,477.60    561,244.00 SH         DEFINED                561,244.00
Vgrd Small-Cap ETF
  Total              ETF             922908751  34,069.65    436,287.00 SH         DEFINED                436,287.00
Vgrd Total Bond Mkt
  ETF Total          ETF             921937835  65,609.66    808,399.00 SH         DEFINED                808,399.00
MATERIALS SELECT
  SECTOR SPDR        ETF             81369Y100   6,441.50    163,573.00 SH         DEFINED                163,573.00
HEALTH CARE SELECT
  SECTOR SPDR        ETF             81369Y209   6,124.18    172,415.00 SH         DEFINED                172,415.00
CONSUMER STAPLES
  SELECT SECTOR SPDR ETF             81369Y308   6,013.93    192,569.00 SH         DEFINED                192,569.00
CONSUMER
  DISCRETIONARY
  SELECT SECTOR SPDR ETF             81369Y407   6,350.37    157,930.00 SH         DEFINED                157,930.00
ENERGY SELECT
  SECTOR SPDR        ETF             81369Y506   6,298.36     83,588.00 SH         DEFINED                 83,588.00
FINANCIAL SELECT
  SECTOR SPDR FUND   ETF             81369Y605   6,157.25    401,647.00 SH         DEFINED                401,647.00
INDUSTRIAL SELECT
  SECTOR SPDR        ETF             81369Y704   6,295.83    169,061.00 SH         DEFINED                169,061.00
TECHNOLOGY SELECT
  SECTOR SPDR        ETF             81369Y803   6,292.88    244,859.00 SH         DEFINED                244,859.00
UTILITIES SELECT
  SECTOR SPDR        ETF             81369Y886   6,081.98    181,660.00 SH         DEFINED                181,660.00
                                               587,931.64 10,920,261.00                                10,920,261.00